CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2024
Changes In Accounting Policies And Disclosures
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3. CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1 Change in reporting currency

Effective January 1, 2024, the Company changed its presentation currency from RMB to USD to be more relevant to users.

Prior to January 1, 2024, the Company reported its annual and interim consolidated financial statements in RMB. In making this change in presentation currency, the Company followed the recommendations set out in IAS 21, the Effects of Change in Foreign Exchange Rates. In accordance with IAS 21, comparable financial statements for the years ended December 31, 2023 and 2022 have been restated retrospectively in the new presentation currency of USD using the current rate method.

The consolidated financial statements as of December 31, 2023 of the Company have been prepared in RMB and translated into the new presentation currency of USD using the current rate method.

The procedure under the current rate method as applied in these consolidated financial statements is outlined as below:

●	balances for the years ended December 31, 2023 and 2022 reported in the Consolidated Statement of Comprehensive Income (Loss) and Consolidated Statements of Cash Flows have been translated into USD using average foreign currency rates prevailing for the period;

●	balances as at and for the years ended December 31, 2023 and 2022 reported in the Consolidated Statement of Change in Equity, including share-based payment reserve, foreign currency translation reserve, deficit and share capital, have been translated into USD using historical rates; and

●	basic and diluted loss per share for the years ended December 31, 2023 and 2022 have been restated to USD to reflect the change in presentation currency.

All resulting exchange differences arising from the translation are included as separate component of other comprehensive income (loss).

The effect of the change in functional currency to USD was applied prospectively in the financial statements effective January 1, 2024. The financial position of the Company as at January 1, 2024 has been translated from RMB to USD at an exchange rate of 7.10.

All transactions for the Company are recorded in USD from January 1, 2024 and onwards. Transactions denominated in currencies other than USD are considered foreign currency transactions. Foreign currency transactions are translated into USD using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to USD using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in profit or loss.

3.2 Accounting standards issued but not yet effective

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2024 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (1)

(1) The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted.

The management of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.